Post-retirement benefits - Post-retirement benefits other than pensions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) person	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Post-retirement benefits
Cost of post-retirement benefits	$ 341	$ 304
Market value of plan assets	8,854	9,922
Plan liabilities	$ 11,365	12,505
Post-retirement defined benefits other than pensions
Post-retirement benefits
Retired employees and covered dependants that currently benefit | person	3,215
Current employees that will be eligible on their retirement | person	2,231
Cost of post-retirement benefits	$ 5	$ 14	$ 17
Market value of plan assets	260
Plan liabilities	$ 263